Property and Equipment (Schedule Of Property And Equipment) (Details) - USD ($) $ in Millions	11 Months Ended
	Apr. 30, 2015	Oct. 31, 2015	May. 31, 2014
Property and Equipment [Line Items]
Property and equipment	$ 284.3		$ 275.3
Less: accumulated depreciation and amortization	(202.5)		(192.5)
Property and equipment, net	81.8	$ 100.0	82.8
Land, buildings and leasehold improvements [Member]
Property and Equipment [Line Items]
Property and equipment	$ 76.5		75.2
Land, buildings and leasehold improvements [Member] | Minimum [Member]
Property and Equipment [Line Items]
Useful life (in years)	1 year
Land, buildings and leasehold improvements [Member] | Maximum [Member]
Property and Equipment [Line Items]
Useful life (in years)	36 years
Computer equipment and software [Member]
Property and Equipment [Line Items]
Property and equipment	$ 158.7		148.7
Computer equipment and software [Member] | Minimum [Member]
Property and Equipment [Line Items]
Useful life (in years)	1 year
Computer equipment and software [Member] | Maximum [Member]
Property and Equipment [Line Items]
Useful life (in years)	7 years
Other equipment, furniture and fixtures [Member]
Property and Equipment [Line Items]
Property and equipment	$ 37.2		35.9
Other equipment, furniture and fixtures [Member] | Minimum [Member]
Property and Equipment [Line Items]
Useful life (in years)	1 year
Other equipment, furniture and fixtures [Member] | Maximum [Member]
Property and Equipment [Line Items]
Useful life (in years)	13 years
Equipment under capital leases [Member]
Property and Equipment [Line Items]
Property and equipment	$ 11.9		15.5
Less: accumulated depreciation and amortization	$ (4.7)		$ (6.8)